Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share	The basic loss per share is calculated by dividing the loss of the period attributable to the ordinary shares by the weighted average number of ordinary shares outstanding during the period as follows:

	Year ended December 31,
	2020	2019	2018
Net loss attributable to shareholders (in USD ‘000)	(82,966)	(108,790)	(76,716)
Weighted average number of shares outstanding	49,820,451	43,674,746	40,172,498
Basic and diluted loss per share (in USD)	(1.67)	(2.49)	(1.91)